Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jan. 26, 2018
Document Effective Date	Jan. 31, 2018
Prospectus Date	Jan. 31, 2018
Premise Capital Frontier Advantage Diversified Tactical ETF | Premise Capital Frontier Advantage Diversified Tactical ETF
Prospectus:
Trading Symbol	TCTL